Offerings - Offering: 1	Sep. 05, 2025
Offering:
Fee Previously Paid	false
Rule 457(u)	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Grayscale Chainlink Trust (LINK) Shares
Offering Note	An indeterminate number of the securities is being registered as may from time to time be sold at indeterminate prices.